UNITED STATES
      	     SECURITIES AND EXCHANGE COMMISSION
	     	          Washington, D.C.  20549

               		   	   FORM 13F

	          	       FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 1999

Check here if Amendment [    ];  Amendment Number:
This Amendment  (Check only one.):	[    ]   is a restatement.
                               				[    ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	  	Minis & Co., Inc.
Address:	115 E. Bay Street
       		Savannah, GA  31412

13F File Number:	28-1468

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	 Russell W. Carpenter
Title:	President
Phone:	912-233-4715
Signature, Place, and Date of Signing:

	Russell W. Carpenter	  Savannah, Georgia	   July 28, 1999

Report Type  (Check only one.):

[ X ]		13F HOLDINGS REPORT

[   ] 		13F NOTICE

[   		13F COMBINATION REPORT


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

      	          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:


List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Corp.                     COM              001957109     5309    95116 SH       SOLE                                      95116
Aaron Rents Inc                COM              002535201      223    10000 SH       SOLE                                      10000
Allstate Corp.                 COM              020002101     5241   146082 SH       SOLE                                     146082
American Express Co.           COM              025816109     5961    45810 SH       SOLE                                      45810
American Home Products         COM              026609107     3720    64835 SH       SOLE                                      64835
American Intl. Group           COM              026874107      953     8127 SH       SOLE                                       8127
Amgen Corp.                    COM              031162100     5459    89670 SH       SOLE                                      89670
Amsouth Bancorporation         COM              032165102     3684   158872 SH       SOLE                                     158872
Atlantic Richfield Co.         COM              048825103     3989    47740 SH       SOLE                                      47740
Aviation Sales Company         COM              053672101      237     6000 SH       SOLE                                       6000
Avon Products                  COM              054303102     4730    85221 SH       SOLE                                      85221
BP Amoco PLC Spons ADR         COM              055622104     1519    14000 SH       SOLE                                      14000
Bank of America Corp.          COM              060505104     6866    93657 SH       SOLE                                      93657
Bell South Corp.               COM              079860102      858    18604 SH       SOLE                                      18604
Boeing Company                 COM              097023105      328     7465 SH       SOLE                                       7465
Boston Scientific Corp.        COM              101137107      942    21450 SH       SOLE                                      21450
Bristol Myers Squibb Co.       COM              110122108     1202    17070 SH       SOLE                                      17070
Burlington Resources Inc.      COM              122014103      426     9840 SH       SOLE                                       9840
CT Communications Inc          COM              126426402      288     7000 SH       SOLE                                       7000
CVS Corp                       COM              126650100     1840    36261 SH       SOLE                                      36261
Catalina Marketing             COM              148867104      552     6000 SH       SOLE                                       6000
Caterpillar Inc.               COM              149123101      328     5460 SH       SOLE                                       5460
Charming Shoppes Inc           COM              161133103      183    30000 SH       SOLE                                      30000
Cheesecake Factory Inc.        COM              163072101      610    20000 SH       SOLE                                      20000
Chevron Corp.                  COM              166751107      352     3699 SH       SOLE                                       3699
Choice Hotels Intl             COM              169905106      847    42875 SH       SOLE                                      42875
Circuit City Stores            COM              172737108     5996    64475 SH       SOLE                                      64475
Circuit City Stores, Inc - Car COM              172737306      134    25000 SH       SOLE                                      25000
Coca Cola Co.                  COM              191216100     1825    29442 SH       SOLE                                      29442
Concord EFS                    COM              206197105      618    14600 SH       SOLE                                      14600
Costco Companies Inc.          COM              22160Q102     3955    49400 SH       SOLE                                      49400
Delta Air Lines Inc.           COM              247361108     1919    33308 SH       SOLE                                      33308
Disney (Walt) Co.              COM              254687106     5864   190300 SH       SOLE                                     190300
Dow Chemical Co.               COM              260543103      427     3364 SH       SOLE                                       3364
Dow Jones & Co.                COM              260561105      361     6800 SH       SOLE                                       6800
DuPont                         COM              263534109     1724    25230 SH       SOLE                                      25230
Dynamics Research Corp.        COM              268057106      114    19800 SH       SOLE                                      19800
Emerson Electric Co.           COM              291011104     5746    91300 SH       SOLE                                      91300
Enron Corp.                    COM              293561106      458     5600 SH       SOLE                                       5600
Exxon Corp.                    COM              302290101     8254   107018 SH       SOLE                                     107018
Finlay Enterprises             COM              317884203      201    15000 SH       SOLE                                      15000
First Security Corp            COM              336294103      409    15000 SH       SOLE                                      15000
First Union Corp.              COM              337358105     3961    84054 SH       SOLE                                      84054
Firstar Corp                   COM              33763V109     3352   119700 SH       SOLE                                     119700
GTE Corp.                      COM              362320103      877    11620 SH       SOLE                                      11620
Gannett Co. Inc.               COM              364730101     8979   125802 SH       SOLE                                     125802
General Electric Co.           COM              369604103    16537   146344 SH       SOLE                                     146344
Gillette Co.                   COM              375766102      305     7445 SH       SOLE                                       7445
Goldman Sachs Group            COM              38141g104      694     9600 SH       SOLE                                       9600
H. J. Heinz Co.                COM              423074103      429     8550 SH       SOLE                                       8550
HCR Manor Care Inc             COM              404134108     2428   100375 SH       SOLE                                     100375
Harris Corp-Delaware-          COM              413875105     2852    72775 SH       SOLE                                      72775
Hewlett - Packard              COM              428236103     2357    23455 SH       SOLE                                      23455
Home Depot Inc.                COM              437076102    13682   212324 SH       SOLE                                     212324
Horace Mann Educators Corp     COM              440327104     1464    53850 SH       SOLE                                      53850
Int'l Business Machines Corp.  COM              459200101     7126    55132 SH       SOLE                                      55132
Intel Corp.                    COM              458140100     7227   121470 SH       SOLE                                     121470
International Speedway Corp    COM              460335102     1440    30000 SH       SOLE                                      30000
Interpublic Group of Cos Inc.  COM              460690100      364     4199 SH       SOLE                                       4199
Intuit Inc                     COM              461202103      541     6000 SH       SOLE                                       6000
Jefferson - Pilot              COM              475070108     1845    27869 SH       SOLE                                      27869
Johnson & Johnson              COM              478160104     8636    88121 SH       SOLE                                      88121
Landair Corporation            COM              514757103       80    20000 SH       SOLE                                      20000
Litton Inds.                   COM              538021106      762    10560 SH       SOLE                                      10560
Lowe's Cos.                    COM              548661107      397     7000 SH       SOLE                                       7000
MCI WorldCom Inc               COM              55268B106     4261    49510 SH       SOLE                                      49510
Markel Corp                    COM              570535104      748     4000 SH       SOLE                                       4000
McDonald's Corp.               COM              580135101     1111    27027 SH       SOLE                                      27027
Media General Inc Cl A         COM              584404107      510    10000 SH       SOLE                                      10000
Media One Group Inc            COM              58440j104      223     3000 SH       SOLE                                       3000
Merck & Co. Inc.               COM              589331107    11498   156169 SH       SOLE                                     156169
Minnesota Mining & Mfg. Co.    COM              604059105      530     6100 SH       SOLE                                       6100
Mobil Corp.                    COM              607059102     1193    12085 SH       SOLE                                      12085
Monsanto Company               COM              611662107      639    16140 SH       SOLE                                      16140
Morgan Stanley Dean Witter & C COM              617446448    10847   105691 SH       SOLE                                     105691
National City Corp.            COM              635405103      629     9600 SH       SOLE                                       9600
Network Event Theater          COM              640924106      251    15000 SH       SOLE                                      15000
News Corp Pfd Class A          COM              652487802      383    12150 SH       SOLE                                      12150
Pepsico Inc.                   COM              713448108     3617    93482 SH       SOLE                                      93482
Pfizer, Inc.                   COM              717081103     2165    19864 SH       SOLE                                      19864
Philip Morris Cos. Inc.        COM              718154107      928    23100 SH       SOLE                                      23100
Pioneer Hi-Bred Intl Inc.      COM              723686101     9191   236051 SH       SOLE                                     236051
Procter & Gamble               COM              742718109     3823    42838 SH       SOLE                                      42838
Promus Hotel Corp              COM              74342H104      444    14328 SH       SOLE                                      14328
Prosoft I-Net Solutions Inc    COM              743477101       25    10000 SH       SOLE                                      10000
Provident Companies Inc.       COM              743862104     1529    38220 SH       SOLE                                      38220
Rite Aid                       COM              767754104     2989   121365 SH       SOLE                                     121365
Schering-Plough                COM              806605101     2928    55780 SH       SOLE                                      55780
Schlumberger Ltd.              COM              806857108     2920    45845 SH       SOLE                                      45845
Sears, Roebuck & Co.           COM              812387108      292     6550 SH       SOLE                                       6550
Smithfield Foods Inc           COM              832248108      435    13000 SH       SOLE                                      13000
Stein Mart                     COM              858375108      141    15000 SH       SOLE                                      15000
SunTrust Banks Inc.            COM              867914103      320     4601 SH       SOLE                                       4601
Telespectrum Worldwide Inc     COM              87951U109       78    10000 SH       SOLE                                      10000
Texaco Inc.                    COM              881694103     4708    75480 SH       SOLE                                      75480
Texas Instruments              COM              882508104     3672    25500 SH       SOLE                                      25500
Time Warner Inc.               COM              887315109     8565   117935 SH       SOLE                                     117935
USG Corp.                      COM              903293405     1968    35150 SH       SOLE                                      35150
Union Pacific Corp.            COM              907818108      247     4240 SH       SOLE                                       4240
United Technologies Corp.      COM              913017109     4717    65520 SH       SOLE                                      65520
Wal-Mart Stores                COM              931142103      425     8800 SH       SOLE                                       8800
Warner-Lambert Co.             COM              934488107     2781    40236 SH       SOLE                                      40236
Waste Management Inc           COM              94106L109      653    12150 SH       SOLE                                      12150
Wells Fargo & Co.              COM              949746101      250     5850 SH       SOLE                                       5850